ACCOUNTS RECEIVABLE AND PAYABLE FROM INSURANCE CONTRACTS - Accounts Payable (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
NET PREMIUMS EARNED
Balances at the beginning of the period	S/ 216,734	S/ 291,693
Premiums ceded for automatic contracts (mainly excess of loss), Note 25(a)(**)	244,112	254,839	S/ 243,427
Premiums ceded to reinsurers in facultative contracts, Note 25(a)(**)	327,098	289,386	288,928
Coinsurance granted	753	4,332	11,433
Payments and other, net	(450,251)	(623,516)	(487,280)
Balances at the end of the period	S/ 338,446	S/ 216,734	S/ 291,693